Share-based Payment - Schedule of Bank's Employee Stock Option Plan (Detail) - Employee stock options [member] shares in Thousands, pure in Thousands	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	15,555	19,852
Number of options, granted	988	1,141
Number of options, exercised	(2,238)	(5,338)
Number of options, exercised as Tandem SARs	(19)	(33)
Forfeited	(146)	(67)
Number of options, expired	0	0
Number of options, outstanding at end of year	14,140	15,555
Exercisable at end of year	10,176	10,980
Number of options, available for grant | shares	8,334	9,156
Weighted average exercise price, outstanding at beginning of year	$ 57.42	$ 54.55
Weighted average exercise price, granted	81.81	74.14
Weighted average exercise price, exercised as options	51.37	50.25
Weighted average exercise price, exercised as Tandem SARs	41.95	52.59
Weighted average exercise price, forfeited	65.93	65.97
Weighted average exercise price, expired	0	0
Weighted average exercise price, outstanding at end of year	60.02	57.42
Weighted average exercise price, exercisable at end of year	$ 55.76	$ 53.44